Intangible Assets and Fixed Assets - Schedule of Intangible Assets and Fixed Assets (Details) - ILS (₪)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets and Fixed Assets [Line Items]
Cost	₪ 152,169
Accumulated Depreciation and amortization	52,169
Depreciated and amortization Cost	62,500	₪ 1,419
License [Member]
Schedule of Intangible Assets and Fixed Assets [Line Items]
Cost	125,000
Accumulated Depreciation and amortization	62,500
Depreciated and amortization Cost	62,500
Computers [Member]
Schedule of Intangible Assets and Fixed Assets [Line Items]
Cost	27,169
Accumulated Depreciation and amortization	27,169
Depreciated and amortization Cost		₪ 1,419